Employee Compensation Costs	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Employee Compensation Costs
8	EMPLOYEE COMPENSATION COSTS

	2022	2021	2020
	RMB	RMB	RMB
Wages, salaries and allowances	107,808	100,971	98,832
Social security costs	55,265	53,864	48,772

	163,073	154,835	147,604

Social security costs mainly represent contributions to plans for staff welfare organized by the PRC municipal and provincial governments and others, including contributions to the retirement benefit plans (Note 35).